Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

April 30, 2020

MFL-QTLY-0620
1.800349.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	890,000	878,839
Massachusetts - 97.1%
Berkshire Wind Pwr. Coop. Corp.:
Series 2017 2:	$	$
5% 7/1/22	350,000	378,312
5% 7/1/25	505,000	595,284
5% 7/1/26	925,000	1,117,363
5% 7/1/27	700,000	865,333
5% 7/1/30	480,000	580,368
Series 2017, 5% 7/1/21	700,000	731,990
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	2,146,460
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,143,402
Series 2016 B:
5% 11/1/34	1,000,000	1,120,980
5% 11/1/35	1,500,000	1,680,375
5% 11/1/36	1,700,000	1,902,572
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,784,541
5% 5/15/27	2,000,000	2,480,500
5% 5/15/28	600,000	760,608
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	920,931
5% 1/1/24	340,000	361,576
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,283,666
4% 12/1/24	1,360,000	1,455,894
Lowell Gen. Oblig. Series 2019:
5% 9/1/28	1,215,000	1,548,785
5% 9/1/29	700,000	886,816
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,197
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,817,501
5% 11/1/21	1,730,000	1,836,187
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	420,140
7% 3/1/21	200,000	210,070
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,631,550
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,454,139
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,347,520
Series 2006 A:
5.25% 7/1/29	3,005,000	3,953,378
5.25% 7/1/32	16,745,000	22,854,916
Series 2010 B:
5% 7/1/26	1,000,000	1,006,460
5% 7/1/28	1,000,000	1,006,180
5% 7/1/30	1,000,000	1,005,940
Series 2015 A:
5% 7/1/40	14,570,000	16,452,298
5% 7/1/45	14,125,000	15,835,820
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,091,438
5% 7/1/30	3,725,000	4,089,827
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,346,998
Series 8, 5% 8/1/20	105,000	105,337
Series 18:
5% 2/1/28	3,500,000	3,986,465
5% 2/1/29	6,355,000	7,223,220
Series 2002 A, 5.25% 8/1/20	245,000	245,833
Series 2012 B:
5% 8/1/27	295,000	320,886
5% 8/1/28	330,000	358,651
Series 22, 5% 8/1/37	4,110,000	5,116,662
Series 6, 5.5% 8/1/30	1,310,000	1,314,258
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	25,188,222
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,505,535
5% 6/1/36	3,035,000	3,672,957
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	17,603,248
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	19,886,390
Series 2017 A, 5% 6/1/32	4,580,000	5,576,654
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	7,520,000	8,249,590
Series A:
5% 1/1/21	5,305,000	5,443,822
5% 1/1/22	1,500,000	1,599,180
5% 1/1/23	2,000,000	2,196,260
5% 1/1/24	1,175,000	1,327,315
5% 1/1/35	3,500,000	4,236,435
5% 1/1/37	2,000,000	2,401,280
Series C, 5% 1/1/34	8,585,000	10,639,047
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,230,610
5.25% 11/15/41	4,620,000	4,937,117
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2019, 1.39%, tender 2/1/22 (b)	4,950,000	4,958,613
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	531,435
5% 10/1/29	735,000	835,335
5% 10/1/42	4,000,000	4,316,840
5% 10/1/47	5,500,000	5,893,965
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,663,743
5% 7/1/38	3,685,000	4,321,657
5% 7/1/39	4,450,000	5,207,123
5% 7/1/42	2,805,000	3,248,527
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	12,196,522
5% 4/1/34	2,500,000	2,996,950
5% 4/1/35	2,455,000	2,931,614
5% 4/1/37	1,500,000	1,773,375
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,614,733
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	10,646,685
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,841,605
5% 7/1/32	1,905,000	2,102,053
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (c)	500,000	487,745
4% 10/1/25 (c)	500,000	484,365
4% 10/1/26 (c)	500,000	480,810
4% 10/1/27 (c)	350,000	333,543
5% 10/1/37 (c)	1,000,000	977,230
5% 10/1/47 (c)	1,000,000	924,270
5% 10/1/57 (c)	6,000,000	5,403,840
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,159,850
5% 7/1/31	21,180,000	24,724,261
5% 7/1/32	985,000	1,142,324
5% 7/1/34	750,000	862,800
(Partners Healthcare Sys., Inc.) Series 2012, 5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	4,870,000	5,111,698
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	773,430
5% 7/1/22	875,000	910,490
5% 7/1/23	2,420,000	2,550,874
5% 7/1/24	2,000,000	2,130,560
5% 7/1/25	1,500,000	1,611,465
5% 7/1/26	1,935,000	2,092,586
5% 7/1/27	2,085,000	2,270,857
5% 7/1/28	4,300,000	4,666,446
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,057,910
(Tufts Med. Ctr. Proj.) Series 2011:
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	5,000,000	5,182,550
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	3,790,000	3,943,154
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,290,071
5% 10/1/30	1,100,000	1,151,150
5% 10/1/31	1,200,000	1,248,360
5% 10/1/32	1,240,000	1,279,668
5% 10/1/33	1,235,000	1,269,086
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,370,842
5% 7/1/29	1,320,000	1,429,177
5% 7/1/30	1,390,000	1,496,933
5% 7/1/38	3,750,000	3,906,563
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	14,000,000	12,798,240
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	380,490
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,537,433
5% 10/1/35	1,495,000	1,606,602
5% 10/1/46	4,250,000	4,477,290
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/21	1,560,000	1,600,299
5% 1/1/22	1,120,000	1,192,520
5% 1/1/23	1,440,000	1,539,058
5% 1/1/24	1,100,000	1,200,144
5% 1/1/29	1,435,000	1,638,698
5% 1/1/31	1,580,000	1,783,836
5% 1/1/32	1,665,000	1,868,297
5% 1/1/33	1,745,000	1,940,178
5% 1/1/34	1,835,000	2,032,831
5% 1/1/35	1,000,000	1,103,850
5% 1/1/36	1,000,000	1,099,520
5% 1/1/42	5,775,000	6,254,325
5% 1/1/47	1,895,000	2,035,742
5% 1/1/53	3,425,000	3,665,709
Bonds Series A1, 5%, tender 1/31/30 (b)	15,015,000	19,759,740
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,057,836
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,688,400
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,580,100
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,475,350
Series 2011 B, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	6,520,000	6,843,588
Series 2011 H, 5.125% 7/1/26	5,595,000	5,773,369
Series 2011:
5% 10/1/20	1,215,000	1,235,802
5.25% 10/1/41 (Pre-Refunded to 10/1/21 @ 100)	5,485,000	5,838,892
5.5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	7,380,000	7,793,206
Series 2012 G:
5% 10/1/23	2,245,000	2,336,753
5% 10/1/24	1,625,000	1,690,016
5% 10/1/25	1,600,000	1,660,368
5% 10/1/26	2,170,000	2,250,116
5% 10/1/27	2,235,000	2,312,733
5% 10/1/28	1,240,000	1,281,962
Series 2012, 5% 7/1/36 (Pre-Refunded to 7/1/21 @ 100)	6,000,000	6,297,780
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (c)	2,245,000	2,666,633
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (c)	4,000,000	4,779,760
Series 2013 F:
4% 7/1/32	2,050,000	2,096,412
4% 7/1/43	21,685,000	21,436,490
5% 7/1/27	1,300,000	1,403,545
5% 7/1/37	3,925,000	4,095,816
Series 2013 G, 5% 7/1/44	10,110,000	10,415,524
Series 2013 P, 5% 7/1/43	12,320,000	13,554,834
Series 2013 X, 5% 10/1/48	14,920,000	15,990,659
Series 2013, 5% 7/1/21	1,085,000	1,123,669
Series 2014 A:
5% 3/1/32	1,700,000	1,877,140
5% 3/1/33	1,250,000	1,375,900
5% 3/1/39	4,000,000	4,311,240
5% 3/1/44	15,765,000	16,895,351
Series 2014 F:
5% 7/15/20	300,000	300,850
5% 7/15/21	300,000	304,593
5% 7/15/22	400,000	409,956
5% 7/15/23	350,000	361,795
5% 7/15/24	400,000	413,472
5% 7/15/25	550,000	567,353
5% 7/15/26	500,000	514,555
5% 7/15/27	200,000	205,398
5% 7/15/28	320,000	327,664
5.625% 7/15/36	800,000	816,768
5.75% 7/15/43	4,700,000	4,793,107
Series 2014 M4, 5% 7/1/44 (Pre-Refunded to 7/1/23 @ 100)	15,000,000	16,935,750
Series 2014 P:
5% 10/1/32	5,000,000	5,562,650
5% 10/1/46	7,080,000	7,689,800
Series 2015 D, 5% 7/1/44	10,975,000	11,444,620
Series 2015 F, 5% 8/15/45	18,290,000	19,615,111
Series 2015 H1:
5% 7/1/26	3,585,000	4,051,910
5% 7/1/29	3,750,000	4,181,438
5% 7/1/30	1,800,000	1,998,450
5% 7/1/31	1,190,000	1,313,225
5% 7/1/32	1,000,000	1,098,450
5% 7/1/33	1,000,000	1,094,470
Series 2015 K, 4% 10/1/30	500,000	510,355
Series 2015 O2:
5% 7/1/27	8,635,000	9,941,044
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	4,495,000	5,401,731
Series 2015 Q:
5% 8/15/28	1,000,000	1,182,980
5% 8/15/29	1,000,000	1,181,860
5% 8/15/32	1,500,000	1,764,435
5% 8/15/33	1,500,000	1,763,595
5% 8/15/34	1,790,000	2,101,567
5% 8/15/38	1,690,000	1,968,309
Series 2015:
5% 1/1/25	3,525,000	3,866,996
5% 1/1/27	2,695,000	2,926,231
5% 1/1/28	1,850,000	2,000,960
5% 1/1/29	2,945,000	3,172,914
Series 2016 A, 5.25% 1/1/42	7,000,000	7,446,670
Series 2016 E:
5% 7/1/31	1,000,000	1,112,390
5% 7/1/32	2,200,000	2,434,058
5% 7/1/33	1,500,000	1,644,645
5% 7/1/34	1,500,000	1,640,685
5% 7/1/35	1,500,000	1,630,020
5% 7/1/36	1,000,000	1,083,320
5% 7/1/37	2,000,000	2,161,360
Series 2016 I:
5% 7/1/25	250,000	283,228
5% 7/1/27	1,100,000	1,265,055
5% 7/1/27	1,150,000	1,251,626
5% 7/1/29	1,580,000	1,793,347
5% 7/1/30	2,400,000	2,695,872
5% 7/1/31	2,000,000	2,224,780
5% 7/1/32	1,610,000	1,781,288
5% 7/1/34	3,035,000	3,364,237
5% 7/1/36	2,000,000	2,202,740
5% 7/1/37	1,470,000	1,615,045
5% 7/1/38	1,000,000	1,096,210
5% 7/1/41	14,790,000	15,816,278
Series 2016 N:
5% 12/1/34	1,000,000	1,113,480
5% 12/1/36	2,520,000	2,788,002
Series 2016:
4% 10/1/36	1,250,000	1,278,663
5% 7/1/26	1,710,000	1,971,869
5% 7/1/29	2,000,000	2,160,040
5% 7/1/30	2,000,000	2,149,260
5% 7/1/31	1,700,000	1,818,915
5% 10/1/32	1,760,000	1,946,419
5% 9/1/33	475,000	557,242
5% 10/1/33	1,500,000	1,652,655
5% 10/1/34	1,500,000	1,648,050
5% 9/1/35	375,000	437,246
5% 10/1/35	1,500,000	1,642,440
5% 7/1/36	3,000,000	3,151,470
5% 9/1/36	315,000	365,154
5% 9/1/37	840,000	906,587
5% 10/1/37	2,000,000	2,177,920
5% 10/1/39	5,000,000	5,422,550
5% 7/1/40	5,325,000	5,752,438
5% 7/1/41	5,145,000	5,329,963
5% 9/1/46	3,235,000	3,670,528
5% 10/1/46	4,000,000	4,290,920
5% 10/1/48	1,000,000	995,750
5% 9/1/52	9,115,000	9,658,983
Series 2017:
5% 7/1/20	500,000	502,260
5% 7/1/20	165,000	165,996
5% 7/1/21	180,000	187,459
5% 7/1/22	180,000	185,625
5% 7/1/25	1,105,000	1,236,429
5% 7/1/26	160,000	168,946
5% 7/1/27	1,000,000	1,147,590
5% 7/1/37	600,000	606,612
5% 7/1/42	2,110,000	2,111,266
5% 7/1/47	2,250,000	2,217,848
Series 2018:
5% 9/1/27	1,010,000	1,149,319
5% 9/1/29	1,390,000	1,584,864
5% 9/1/31	1,530,000	1,711,412
5% 9/1/33	1,185,000	1,304,685
5% 9/1/38	4,805,000	5,199,250
5% 6/1/43	4,740,000	5,566,087
5% 9/1/43	4,445,000	4,746,282
5% 6/1/48	7,000,000	8,166,060
Series 2019 A:
5% 7/1/30	1,350,000	1,576,274
5% 7/1/31	1,350,000	1,555,848
5% 7/1/32	2,000,000	2,288,380
5% 7/1/33	2,300,000	2,599,989
5% 7/1/34	1,400,000	1,577,520
5% 7/1/34	1,015,000	1,140,687
5% 7/1/36	1,120,000	1,247,456
5% 7/1/38	735,000	813,307
5% 7/1/39	2,250,000	2,480,918
5% 7/1/44	4,250,000	4,567,645
5% 7/1/44	2,250,000	2,453,310
5% 7/1/49	3,500,000	3,793,825
Series 2019 K:
4% 7/1/22	700,000	730,289
5% 7/1/23	500,000	545,275
5% 7/1/24	500,000	557,740
5% 7/1/25	1,250,000	1,408,350
5% 7/1/26	1,250,000	1,442,200
5% 7/1/33	2,000,000	2,320,200
5% 7/1/35	2,135,000	2,456,915
Series 2019 S1:
5% 10/1/20	3,325,000	3,383,172
5% 10/1/21	3,490,000	3,691,792
5% 10/1/25	1,965,000	2,297,419
5% 10/1/26	2,535,000	3,020,655
Series 2019 S2:
5% 10/1/32	1,410,000	1,696,075
5% 10/1/33	1,935,000	2,315,943
5% 10/1/34	2,165,000	2,581,589
Series 2020 A:
4% 7/1/39	2,455,000	2,245,589
4% 7/1/40	7,920,000	7,176,391
Series A:
4% 6/1/49	8,000,000	7,667,200
5% 6/1/39	2,275,000	2,527,730
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,792,128
Series BB1, 5% 10/1/46	355,000	401,548
Series L, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	4,900,000	5,143,187
Series M:
5% 10/1/39	1,700,000	1,838,244
5% 10/1/40	4,790,000	5,161,465
5% 10/1/45	5,000,000	5,322,800
Series N 2016:
5% 12/1/41	14,700,000	16,092,972
5% 12/1/46	7,000,000	7,587,160
5% 3/1/34	4,375,000	4,807,381
5.25% 7/1/25	1,000,000	1,062,710
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,095,250
5.25% 7/1/26	1,000,000	1,061,370
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,095,250
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.15%, tender 5/1/20 (a)(b)(c)	1,750,000	1,750,000
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,502,590
Series 2014 I:
5% 1/1/25 (a)	2,485,000	2,739,812
5% 1/1/27 (a)	1,000,000	1,119,950
Series 2015 A, 5% 1/1/22 (a)	6,000,000	6,262,740
Series 2016 J:
5% 7/1/22 (a)	6,350,000	6,704,394
5% 7/1/23 (a)	9,825,000	10,577,006
Series 2016, 5% 7/1/24 (a)	7,000,000	7,664,930
Series 2017 A:
4% 7/1/21 (a)	2,000,000	2,040,840
5% 7/1/22 (a)	3,000,000	3,167,430
5% 7/1/23 (a)	2,500,000	2,691,350
5% 7/1/24 (a)	3,000,000	3,284,970
5% 7/1/25 (a)	4,500,000	5,000,715
5% 7/1/26 (a)	3,920,000	4,414,782
Series 2018 B:
5% 7/1/22 (a)	2,030,000	2,143,294
5% 7/1/27 (a)	9,240,000	10,532,768
5% 7/1/28 (a)	2,325,000	2,676,215
Series 2019 B:
5% 7/1/23 (a)	500,000	538,270
5% 7/1/24 (a)	1,000,000	1,094,990
5% 7/1/25 (a)	1,310,000	1,455,764
5% 7/1/26 (a)	1,215,000	1,368,357
5% 7/1/28 (a)	1,000,000	1,151,060
5% 7/1/29 (a)	2,500,000	2,895,225
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,671,740
Series 2006 B, 5.25% 9/1/22	5,360,000	5,879,974
Series 2007 A, 3 month U.S. LIBOR + 0.570% 1.751% 5/1/37 (b)(d)	6,840,000	6,579,396
Series 2014 E:
5% 9/1/29	7,500,000	8,157,450
5% 9/1/30	5,000,000	5,431,050
5% 9/1/31	8,000,000	8,672,400
Series 2015 C, 5% 7/1/40	12,730,000	14,601,310
Series 2016 A, 5% 3/1/46	12,985,000	14,335,570
Series 2016 B:
5% 7/1/33	5,500,000	6,561,005
5% 7/1/35	5,500,000	6,522,890
5% 7/1/36	10,260,000	12,129,988
5% 7/1/37	8,495,000	10,018,408
Series 2016:
5% 3/1/31	1,500,000	1,696,965
5% 3/1/32	7,500,000	8,455,125
Series 2017 A:
5% 4/1/34	6,875,000	8,248,763
5% 4/1/35	9,830,000	11,751,274
5% 4/1/42	18,490,000	21,661,405
5% 4/1/47	2,405,000	2,796,654
Series 2017 C, 5% 10/1/26	15,000,000	18,382,050
Series 2017 D, 5% 2/1/33	2,550,000	3,060,485
Series 2017 F:
5% 11/1/38	10,000,000	11,958,500
5% 11/1/39	10,000,000	11,926,300
Series 2018 B, 5% 1/1/32	5,000,000	6,139,850
Series 2019 A:
5% 1/1/35	5,000,000	6,184,700
5% 1/1/37	10,000,000	12,260,400
5% 1/1/49	5,000,000	5,966,200
5.25% 1/1/44	10,000,000	12,203,000
Series A, 5% 1/1/48	9,420,000	11,060,210
Series C:
5% 5/1/45	5,000,000	6,022,900
5% 5/1/47	10,855,000	13,040,871
Series E, 5% 9/1/29	7,115,000	9,013,851
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	2,285,000	2,292,746
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	18,995,000	19,124,926
Series 2010 C:
5% 7/1/30	4,460,000	4,475,075
5.125% 7/1/35	930,000	934,678
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	1,620,000	1,677,704
Series 2017, 4% 6/1/43 (a)	1,455,000	1,531,504
Series 207, 4% 6/1/49	2,645,000	2,820,945
Series 214, 3.75% 12/1/49	5,930,000	6,306,733
Massachusetts Port Auth. Rev.:
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,120,840
5% 7/1/42 (a)	10,300,000	10,882,568
Series 2012 B:
5% 7/1/25	4,150,000	4,473,659
5% 7/1/27	6,570,000	7,072,145
5% 7/1/28	5,030,000	5,409,966
Series 2014 B:
5% 7/1/29 (a)	1,270,000	1,421,181
5% 7/1/39 (a)	4,965,000	5,391,047
Series 2014 C:
5% 7/1/28	3,000,000	3,406,590
5% 7/1/29	4,205,000	4,759,471
5% 7/1/30	3,000,000	3,383,460
Series 2015 A:
5% 7/1/28	460,000	536,728
5% 7/1/28 (a)	500,000	578,035
5% 7/1/29 (a)	1,245,000	1,427,069
5% 7/1/30	1,400,000	1,620,038
5% 7/1/30 (a)	1,450,000	1,651,043
5% 7/1/40 (a)	2,000,000	2,202,120
5% 7/1/45 (a)	3,500,000	3,808,840
5% 7/1/45	5,570,000	6,187,602
Series 2016 A:
5% 7/1/26	695,000	834,994
5% 7/1/28	760,000	907,691
5% 7/1/30	1,660,000	1,963,465
5% 7/1/32	1,970,000	2,300,980
5% 7/1/36	3,760,000	4,334,114
Series 2016 B:
4% 7/1/46 (a)	12,950,000	13,198,899
5% 7/1/43 (a)	6,410,000	7,115,613
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,521,216
5% 7/1/31 (a)	1,095,000	1,294,805
5% 7/1/32 (a)	1,370,000	1,605,037
5% 7/1/33 (a)	1,250,000	1,457,338
5% 7/1/35 (a)	2,000,000	2,309,340
5% 7/1/36 (a)	1,720,000	1,978,998
5% 7/1/42 (a)	4,110,000	4,636,573
Series 2019 A:
5% 7/1/24 (a)	4,140,000	4,715,543
5% 7/1/34 (a)	2,500,000	2,996,550
Series 2019 C:
5% 7/1/31 (a)	3,500,000	4,299,715
5% 7/1/38 (a)	5,000,000	5,899,850
5% 7/1/39 (a)	5,000,000	5,883,600
5% 7/1/49 (a)	2,500,000	2,856,725
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/21 (a)	690,000	721,285
5% 7/1/22 (a)	500,000	533,360
5% 7/1/23 (a)	360,000	393,293
5% 7/1/24 (a)	615,000	686,279
5% 7/1/25 (a)	1,000,000	1,137,090
5% 7/1/32 (a)	500,000	585,270
5% 7/1/49 (a)	5,000,000	5,595,400
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,391,690
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/41 (Pre-Refunded to 10/15/21 @ 100)	15,065,000	16,009,576
Series 2012 A:
5% 8/15/23	15,000,000	16,302,000
5% 8/15/24	4,120,000	4,474,691
5% 8/15/24 (Pre-Refunded to 8/15/22 @ 100)	880,000	963,556
Series 2012 B, 5% 8/15/30	18,400,000	19,849,736
Series 2013 A, 5% 5/15/43	18,675,000	20,379,281
Series 2016 A:
5% 11/15/40	7,335,000	8,497,011
5% 11/15/41	7,710,000	8,915,767
Series 2019 A:
5% 2/15/22	1,760,000	1,886,509
5% 2/15/23	640,000	707,283
5% 2/15/44	21,510,000	25,764,033
Series D, 5% 8/15/37	5,000,000	5,790,050
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,388,722
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,232,640
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	24,245,147
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	19,089,191
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,210,108
Series 2003 B:
0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,230,320
5.375% 5/1/20 (Assured Guaranty Corp. Insured)	1,825,000	1,825,000
Series 2012 A:
5% 5/1/36 (Pre-Refunded to 5/1/22 @ 100)	1,890,000	2,046,927
5% 5/1/41 (Pre-Refunded to 5/1/22 @ 100)	3,205,000	3,471,111
Series 2012 B:
5% 5/1/29 (Pre-Refunded to 5/1/22 @ 100)	2,000,000	2,168,140
5% 5/1/30 (Pre-Refunded to 5/1/22 @ 100)	1,870,000	2,027,211
5% 5/1/37 (Pre-Refunded to 5/1/22 @ 100)	3,075,000	3,333,515
5% 5/1/43 (Pre-Refunded to 5/1/22 @ 100)	11,125,000	12,060,279
Series 2014 B:
5% 5/1/39	2,500,000	2,761,625
5% 5/1/44	13,935,000	15,302,581
Series 2014 D:
5% 5/1/39	7,575,000	8,555,508
5% 5/1/41	4,515,000	5,083,935
Series 2016 A:
5% 5/1/38	11,450,000	12,954,530
5% 5/1/41	7,960,000	8,963,040
5% 5/1/49	12,015,000	13,422,077
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,726,434
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,704,011
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,539,687
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	27,260,713
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2011 B, 5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,328,611
Series 2012 A, 5% 8/1/37 (Pre-Refunded to 8/1/22 @ 100)	8,000,000	8,746,800
Series 2016 B, 5% 8/1/40	4,625,000	5,405,469
Series 2016 C:
5% 8/1/34	10,000,000	11,862,200
5% 8/1/35	12,550,000	14,836,610
5% 8/1/40	20,500,000	23,959,375
Series B, 5.25% 8/1/26	3,000,000	3,716,100
Reading Gen. Oblig. Series 2012:
5% 2/1/22	1,245,000	1,332,997
5% 2/1/23	1,185,000	1,310,717
Shrewsbury Gen. Oblig. Series 2019, 5% 7/15/29	2,000,000	2,537,040
Springfield Gen. Oblig. Series 2017:
5% 3/1/23	1,775,000	1,953,938
5% 3/1/24	2,225,000	2,520,881
5% 3/1/25	2,420,000	2,815,839
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,154,605
5% 11/1/28	6,000,000	7,098,240
5% 11/1/29	6,230,000	7,345,108
5% 11/1/30	6,000,000	7,036,860
Series 2014 1:
5% 11/1/44	3,825,000	4,251,449
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	16,620,000	19,637,195
Series 2020 1, 5% 11/1/50	4,015,000	4,841,126
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	745,056
5% 5/1/35	2,000,000	2,471,880
5% 5/1/36	3,400,000	4,183,326
5% 5/1/37	3,200,000	3,923,584
5% 5/1/38	3,000,000	3,666,690
5% 5/1/39	2,000,000	2,437,380
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,384,919
5% 3/1/27	2,740,000	3,096,310
Worcester Gen. Oblig. Series 2001 A, 5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	155,508

TOTAL MASSACHUSETTS		2,092,882,236

TOTAL MUNICIPAL BONDS
(Cost $2,052,024,656)		2,093,761,075

Municipal Notes - 1.7%
Massachusetts - 1.7%
Massachusetts Dev. Fin. Agcy. Rev. Series R, 0.17% 5/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	4,000,000	$4,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2007 A1, 0.11% 5/1/20 (Liquidity Facility Bank of America NA), VRDN (b)	24,800,000	24,800,000
Nahant BAN:
Series 2019 A, 2.5% 6/26/20	1,047,800	1,050,636
Series 2019 B, 2.5% 7/9/20	3,083,334	3,090,716
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	3,000,000	3,007,087
TOTAL MUNICIPAL NOTES
(Cost $35,941,844)		35,948,439
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $2,087,966,500)		2,129,709,514
NET OTHER ASSETS (LIABILITIES) - 1.2%		26,957,685
NET ASSETS - 100%		$2,156,667,199

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,288,196 or 0.8% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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